Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Leased Assets [Line Items]
Term of lease agreement	5 years
additional lease liabilities	$ (2,049)	$ (3,421)
UNITED KINGDOM
Operating Leased Assets [Line Items]
additional lease liabilities	$ 1,100